Staff Costs (Tables)	12 Months Ended
Dec. 31, 2019
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:
	2019	2018	2017
	(number)
Research and development activities	23	18	18
Administrative activities	5	4	2
	28	22	20

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits
	2019	2018	2017
	(in thousands)
	£	£	£
Directors’ remuneration	1,222	1,143	793
Pension and other benefits	52	51	37
	1,274	1,194	830

Highest Paid Director
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2019	2018	2017
	(in thousands)
	£	£	£
Director’s remuneration	780	739	601
Pension and other benefits	48	47	33
	828	786	634

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2019	2018	2017
	(in thousands)
	£	£	£
Wages and salaries	3,304	2,761	2,391
Social security costs	395	314	272
Pension costs	140	139	119
Share-based payments	1,878	835	8,868
	5,717	4,049	11,650

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

3. Staff costs (continued)

Included in administrative expenses:

	2019	2018	2017
	(in thousands)
	£	£	£
Wages and salaries	1,190	790	408
Social security costs	115	75	37
Pension costs	37	37	21
Share-based payments	1,348	960	2,863
	2,690	1,862	3,329

Total employee benefit expense	8,407	5,911	14,979